INCOME TAXES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Related Party Transaction [Line Items]
Deferred tax liabilities		$ 8,675,000
Income tax expense	$ 3,085,000	137,000
Voting ownership in the company	55.20%
Operating loss carryforwards	$ 579,000
Tax credit carryforward	$ 63,000
Refund of preclosing taxes to be paid to Sellers	100.00%
Refund of preclosing taxes to be paid to Sellers, period after closing	2 years
Deferred tax asset	$ 11,924,000
Additional paid-in capital	(48,027,000)	0		$ (50,271,000)
Short-term Tax Receivable Agreement liability	510,000	0
UE Authority, Co.
Related Party Transaction [Line Items]
Deferred tax liabilities		8,675,000
Income tax expense		$ 137,000	$ 0
Blocker Corp
Related Party Transaction [Line Items]
Deferred tax asset	20,100,000
Income taxes receivable	199,000
Tax receivable agreement, liability	16,300,000
Additional paid-in capital	4,000,000.0
Short-term Tax Receivable Agreement liability	$ 510,000